11. Repurchase Agreements (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Repurchase Agreements [Abstract]
Securities sold under agreements to repurchase	$ 28,542,961	$ 29,644,615
Book value of collateral of agreement	32,958,173	33,275,039
Fair value of collateral of agreement	32,946,894	33,235,708
Average daily balance of repurchase agreements	25,263,130	28,537,504
Maximum borrowings outstanding on repurchase agreement	$ 28,542,961	$ 34,539,586
Weighted average interest rate on repurchase agreement	0.25%	0.39%